INVESTMENT AND MORTGAGE-BACKED SECURITIES - Continuous unrealized loss position (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Security	Dec. 31, 2012 Security
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	35	7
Temporarily impaired securities, fair value , less than 12 months	$ 133,363	$ 22,414
Temporarily impaired securities, unrealized losses, less than 12 months	9,146	93
Temporarily impaired securities, number of investments, 12 months or longer	11	14
Temporarily impaired securities, fair value, 12 months or longer	20,309	986
Temporarily impaired securities, unrealized losses, 12 months or longer	2,708	3
Temporarily impaired securities, total number of investments	46	21
Temporarily impaired securities, total fair value	153,672	23,400
Temporarily impaired securities, total unrealized losses	11,854	96
U.S. Government agency securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	24	4
Temporarily impaired securities, fair value , less than 12 months	128,462	22,401
Temporarily impaired securities, unrealized losses, less than 12 months	9,108	92
Temporarily impaired securities, number of investments, 12 months or longer	4
Temporarily impaired securities, fair value, 12 months or longer	19,887
Temporarily impaired securities, unrealized losses, 12 months or longer	2,606
Temporarily impaired securities, total number of investments	28	4
Temporarily impaired securities, total fair value	148,349	22,401
Temporarily impaired securities, total unrealized losses	11,714	92
Municipal obligations
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	1
Temporarily impaired securities, fair value , less than 12 months	181
Temporarily impaired securities, unrealized losses, less than 12 months	2
Temporarily impaired securities, number of investments, 12 months or longer	1	1
Temporarily impaired securities, fair value, 12 months or longer	321	714
Temporarily impaired securities, unrealized losses, 12 months or longer	101	1
Temporarily impaired securities, total number of investments	2	1
Temporarily impaired securities, total fair value	502	714
Temporarily impaired securities, total unrealized losses	103	1
Corporate Securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months
Temporarily impaired securities, fair value , less than 12 months
Temporarily impaired securities, unrealized losses, less than 12 months
Temporarily impaired securities, number of investments, 12 months or longer
Temporarily impaired securities, fair value, 12 months or longer
Temporarily impaired securities, unrealized losses, 12 months or longer
Temporarily impaired securities, total number of investments
Temporarily impaired securities, total fair value
Temporarily impaired securities, total unrealized losses
Mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Temporarily impaired securities, number of investments, less than 12 months	10	3
Temporarily impaired securities, fair value , less than 12 months	4,720	13
Temporarily impaired securities, unrealized losses, less than 12 months	36	1
Temporarily impaired securities, number of investments, 12 months or longer	6	13
Temporarily impaired securities, fair value, 12 months or longer	101	272
Temporarily impaired securities, unrealized losses, 12 months or longer	1	2
Temporarily impaired securities, total number of investments	16	16
Temporarily impaired securities, total fair value	4,821	285
Temporarily impaired securities, total unrealized losses	$ 37	$ 3